Investment Objectives and Goals - FMI Global Equity ETF	Oct. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FMI GLOBAL EQUITY ETF SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	FMI Global Equity ETF (the “Fund”) seeks long-term capital appreciation.